March 14, 1997
                     DREYFUS BASIC MUNICIPAL FUND, INC.
           DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
                          SUPPLEMENT TO PROSPECTUS
                            DATED JANUARY 2, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "FEE TABLE", "FUND EXCHANGES", AND "HOW TO REDEEM
SHARES:"
        Effective April 4, 1997, as to the New Jersey Portfolio, the Fund will waive the fee chargeable for writing a redemption check, for an exchange made out of the Portfolio pursuant to the Fund Exchange Privilege, for each redemption by wire or pursuant to the Dreyfus TELETRANSFER Privilege, and for otherwise closing out an account, provided that the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.
                                                                    127s031497


                                                                March 14, 1997
                      DREYFUS BASIC MUNICIPAL FUND, INC.
                            DREYFUS BASIC MUNICIPAL
                            MONEY MARKET PORTFOLIO
                          DREYFUS BASIC INTERMEDIATE
                           MUNICIPAL BOND PORTFOLIO
                           DREYFUS BASIC MUNICIPAL
                               BOND PORTFOLIO
                           SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 2, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTIONS OF THE FUND'S
PROSPECTUS ENTITLED "FEE TABLE", "FUND EXCHANGES", AND "HOW TO REDEEM
SHARES:"
        Effective April 4, 1997, as to each Portfolio, the Fund will waive the fee chargeable for writing a redemption check, for an exchange made out of a Portfolio pursuant to the Fund Exchange Privilege, for each redemption by wire or pursuant to the Dreyfus TELETRANSFER Privilege, and for otherwise closing out an account, provided that the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.
                                                                    BMBs031497